Income taxes - Significant Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Stock-based compensation	$ 1
Net operating loss carryforwards	4,848	$ 1,264
Credit carryforwards	612	66
Intangible assets	12	4
Accrued expenses	161	50
Total deferred tax assets	5,634	1,384
Valuation allowance	(5,607)	(1,382)
Total net deferred tax assets	27	2
Deferred tax liabilities:
Fixed assets	(27)	(2)
Total deferred tax liability	(27)	(2)
Total deferred tax assets (liabilities)	$ 0	$ 0